Intangible Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets
Impairment of intangible assets	¥ 0	¥ 0	¥ 0
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]	Goodwill, Impairment Loss	Goodwill, Impairment Loss	Goodwill, Impairment Loss
Amortization expense	¥ 23,199	¥ 25,349	¥ 25,438
Estimated amortization expenses 2025	19,580
Estimated amortization expenses 2026	19,518
Estimated amortization expenses 2027	19,303
Estimated amortization expenses 2028	19,267
Estimated amortization expenses 2029 and thereafter	¥ 48,947